Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 31, 2011	Sep. 30, 2010	Sep. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes
Change in healthcare legislation - signed into law				March 2010
Charge to Income Tax Expense - effect of new legislation				$ 995
Date of tax settlement with IRS		September 2010
Income tax year under examination					2006-2008
Income tax settlement - reduction in tax adjustment on income tax expense			8,300
Income tax settlement - decrease of tax adjustment on net noncurrent deferred income tax liabilities		6,760	6,760
Income tax settlement - decrease of tax adjustment on other net tax liabilities		1,540	1,540
Income tax settlements - reduction of unrecognized tax benefits prior year			1,057
Combined net operating and capital loss carryforwards for federal income tax purposes					114
Combined net operating and capital loss carryforwards for state and foreign income tax purposes					917
Expiration date of operating and capital loss carryforwards					2030
Federal tax credit carryforwards					73
State tax credit carryforwards					398
Year through which tax credit carryforwards expire					2028
Net deposits to various taxing jurisdictions					2,508	2,548
Accrued interest and penalties included in unrecognized tax benefits balance at year end					1,312	1,329
Interest and penalties included in consolidated statements of income					$ (65)	$ (194)	$ (216)
IRS completed field examinations of our tax returns through year(s)					2005
Income Tax Examination, Year(s) under Examination					2006-2008
All periods prior to year are closed for federal purposes					prior to 2000
Expected completion date of field examination of tax returns by the IRS					2012
Internal Revenue Service Appeals Division engagement relating to issue resolution for income tax year(s)					2000-2005
U.S. Supreme Court denial of request to review lower court decision	October 2011